Capital Structure, Financial Risk and Related Items - Fair Value of Other Investment (Details) - Other - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Assets
Transfer to Level 1	kr 0
Transfer to level 3	0
Net Book value
Financial Assets
Fair value at beginning of period	1,081
Fair value at end of period	371	kr 1,081
Level 3 of fair value hierarchy [member] | Net Book value
Financial Assets
Fair value at beginning of period	14	149
Transfer to Level 1		(149)
Acquisitions	13	14
Fair value at end of period	kr 27	kr 14